Aberdeen Funds: Summary Prospectus

Aberdeen Equity Long-Short Fund

February 28, 2014

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 28, 2014, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2013, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: MLSAX  Class C: MLSCX  Class R: GLSRX  Institutional Class: GGUIX  Institutional Service Class: AELSX

Objective

The Aberdeen Equity Long-Short Fund (the "Long-Short Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges" section on page 187 of the Fund's prospectus and in the "Additional Information on Purchases and Sales–Waiver of Class A Sales Charges" and "Reduction of Sales Charges" sections on pages 155-157 of the Fund's Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses
Expenses Related to Short Selling (Dividend Expense and Brokerage Fees)	1.03%	1.03%	1.03%	1.03%	1.03%
All Other Expenses	0.27%	0.21%	0.45%	0.21%	0.44%
Reimbursement of Prior Management Fees Waived	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	1.31%	1.25%	1.49%	1.25%	1.48%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.72%	3.41%	3.15%	2.41%	2.64%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements	2.57%	3.26%	3.00%	2.26%	2.49%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund at least through February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first.

  Aberdeen Equity Long-Short Fund: Summary Prospectus as of February 28, 2014  01

Effective as of February 28, 2014 and through February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first, the Adviser agrees to reimburse the Fund for short-sale brokerage expenses at an annual rate of up to 0.15% of the Fund's average daily net assets. Amounts reimbursed by the Adviser for short sale brokerage expenses are not subject to recoupment at a later date.

Example

This Example is intended to help you compare the cost of investing in the Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$820	$1,357	$1,919	$3,440
Class C shares	$429	$1,034	$1,761	$3,684
Class R shares	$303	$958	$1,637	$3,447
Institutional Class shares	$229	$737	$1,272	$2,735
Institutional Service Class shares	$252	$806	$1,387	$2,962

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$329	$1,034	$1,761	$3,684

Portfolio Turnover

The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.95% of the average value of its portfolio.

Principal Strategies

The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies of any size. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•  are organized under the laws of, or have their principal office in the United States;

•  have their principal securities trading market in the United States;

•  alone or on a consolidated basis derive the highest concentration of their annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•  issue securities denominated in the currency of the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Fund seeks to achieve long-term capital appreciation with lower volatility than that of long-only equities, commodities or other investment classes. The use of both long and short positions enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole. The Fund may at any time have either a net long exposure or a net short exposure to the equity markets. In making purchases and short sales, the Fund's investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. The Fund's investment team takes long positions in the stocks of companies it believes will increase in value and it sells short the stock of companies it believes will either decline in value or underperform the Fund's long positions. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

Principal Risks

The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments–and therefore, the value of Fund shares–may fluctuate. These changes may occur because of:

•  Long-Short Strategy Risk: The strategy used by the Fund's investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors.

•  Market Risk: The Fund could lose value if the individual securities in which it invests or overall markets in which such securities trade decrease in value.

•  Securities Selection Risk: The investment team may take long positions in securities that underperform the stock market or other funds with similar investment objectives and strategies or take short positions in securities that have positive performance.

•  Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender. The Fund's potential loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position.

02  Aberdeen Equity Long-Short Fund: Summary Prospectus as of February 28, 2014

•  Small- and Mid-Cap Securities Risk: In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Long-Short Fund. The bar chart shows how the Fund's annual total returns for Class C have varied from year to year. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of a broad-based securities index and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Long-Short Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Institutional Class returns prior to the commencement of operations of the Institutional Class (inception date: June 28, 2004) are based on the previous performance of the Class A shares of the Predecessor Fund. Class R returns prior to the commencement of operations of Class R (inception date: February 27, 2004) are based on the previous performance of the Class B shares of the Predecessor Fund. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: November 1, 2009) are based on the previous performance of the Fund's Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Returns–Class C Shares (Years Ended Dec. 31)

Best Quarter: 5.48% – 3rd quarter 2010
Worst Quarter: -8.62% – 3rd quarter 2008

After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns–as of December 31, 2013

	1 Year	5 Years	10 Years
Class A shares–Before Taxes	3.18%	2.97%	3.18%
Class C shares–Before Taxes	8.86%	3.50%	3.07%
Class C shares–After Taxes on Distributions	8.23%	3.29%	2.75%
Class C shares–After Taxes on Distributions and Sales of Shares	5.53%	2.75%	2.34%
Class R shares–Before Taxes	9.07%	3.89%	3.49%
Institutional Class shares– Before Taxes	9.85%	4.51%	4.07%
Institutional Service Class shares– Before Taxes	9.74%	4.36%	3.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.38%	17.94%	7.40%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.10%	1.59%

  Aberdeen Equity Long-Short Fund: Summary Prospectus as of February 28, 2014  03

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Long-Short Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2008
Ralph Bassett, CFA®	Deputy Head of North American Equities	2008
Douglas Burtnick, CFA®	Senior Investment Manager	2004	*
Jason Kotik, CFA®	Senior Investment Manager	2004	*
Francis Radano, III, CFA®	Senior Investment Manager	2004	*

*Includes Predecessor Fund

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

04  Aberdeen Equity Long-Short Fund: Summary Prospectus as of February 28, 2014

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